Distribution of the Bank's profit, shareholder remuneration scheme and earnings per share	6 Months Ended
Jun. 30, 2019
Shareholder remuneration system and earnings per share
Distribution of the Bank's profit, shareholder remuneration scheme and earnings per share

3.    Shareholder remuneration system and earnings per share

a)   Shareholder remuneration system

The cash remuneration paid by the Bank to its shareholders in the first six months of 2019 and 2018 was as follows:

	06-30-2019			06-30-2018
	% of par value	Euros per share	Amount (Millions of euros)	% of par value	Euros per share	Amount (Millions of euros)
Ordinary shares	26.00%	0.130	2,110	24.00%	0.120	1,936
Other shares (without vote, redeemable, etc.)	—	—	—	—	—	—
Total remuneration paid	26.00%	0.130	2,110	24.00%	0.120	1,936
Dividend paid out of profit	13.00%	0.065	1,055	12.00%	0.060	968
Dividend paid with a charge to reserves or share premium	13.00%	0.065	1,055	12.00%	0.060	968
Dividend in kind	—	—	—	—	—	—
Flexible payment	—	—	—	—	—	—

b)   Earnings per share from continuing and discontinued operations

i. Basic earnings per share

Basic earnings per share for the period are calculated by dividing the net profit attributable to the Group for the six-month period adjusted by the after-tax amount relating to the remuneration of contingently convertible preference shares recognised in equity by the weighted average number of ordinary shares outstanding during the period, excluding the average number of treasury shares held in the period.

Accordingly:

	06-30-2019	06-30-2018
Profit attributable to the Parent (millions of euros)	3,231	3,752
Remuneration of contingently convertible preference shares (millions of euros)	(298)	(266)
	2,933	3,486
Of which:
Profit or Loss from discontinued operations (non controlling interest net) (millions of euros)	—	—
Profit or Loss from continuing operations (PPC net) (millions of euros)	2,933	3,486
Weighted average number of shares outstanding	16,231,374,256	16,129,055,793
Basic earnings per share (euros)	0.18	0.22
Of which: from discontinued operations (euros)	—	—
from continuing operations (euros)	0.18	0.22

ii. Diluted earnings per share

Diluted earnings per share for the period are calculated by dividing the net profit attributable to the Group for the six-month period adjusted by the after-tax amount relating to the remuneration of contingently convertible preference shares recognised in equity and of perpetual liabilities contingently amortisable in their case by the weighted average number of ordinary shares outstanding during the period, excluding the average number of treasury shares and adjusted for all the dilutive effects inherent to potential ordinary shares (share options, warrants and convertible debt instruments).

Accordingly, diluted earnings per share were determined as follows:

	06-30-2019	06-30-2018
Profit attributable to the Parent (millions of euros)	3,231	3,752
Remuneration of contingently convertible preference shares (millions of euros)	(298)	(266)
Dilutive effect of changes in profit for the period arising from potential conversion of ordinary shares	—	—
	2,933	3,486
Of which:
Profit or Loss from discontinued operations (non controlling interest net) (millions of euros)	—	—
Profit or Loss from continuing operations (PPC net) (millions of euros)	2,933	3,486
Weighted average number of shares outstanding	16,231,374,256	16,129,055,793
Dilutive effect of options/receipt of shares	41,832,881	45,858,082
Adjusted number of shares	16,273,207,137	16,174,913,875
Diluted earnings per share (euros)	0.18	0.22
Of which: from discontinued operations (euros)	—	—
from continuing operations (euros)	0.18	0.22